Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment
Schedule of property and equipment and related accumulated depreciation and amortization

	December 31,
	2013	2012
Laboratory equipment	$3,085,736	$3,074,926
Computer equipment and software	1,452,580	1,424,722
Office furniture and equipment	311,564	311,564
Leasehold improvements	3,357,312	3,344,012
Construction in process	10,293	9,000
Less accumulated depreciation and amortization	(7,839,489)	(7,761,514)

Property and equipment, net	$377,996	$402,710